Segmental reporting (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 4,686,925	$ 6,510,169	$ 4,179,300
Cost of revenues	(2,244,486)	(2,910,873)	(1,852,751)
Gross profit	2,442,439	3,599,296	2,326,549
Operating expenses:
General and administrative expenses	(4,987,498)	(4,572,654)	(2,270,830)
IPO related expenses	(5,003,802)	0	0
Total operating expenses	(9,991,300)	(4,572,654)	(2,270,830)
Income (loss) from operations	(7,548,861)	(973,358)	55,719
Other income (loss):
Other income	265,208	441,341	390,013
Interest expense	(183,046)	(130,868)	(157,147)
Other expense	(81,088)	(5,946)	(55,694)
Total other (loss) income	1,074	304,527	177,172
Income (loss) before tax expense	(7,547,787)	(668,831)	232,891
Income tax expense	(23,086)	(118,681)	(167,072)
Net income (loss)	(7,570,873)	(787,512)	65,819
Interest expense	183,046	130,868	157,147
Income tax expense	23,086	118,681	167,072
Robots [Member]
Revenue	3,633,740	5,228,965	2,890,682
Cost of revenues	(1,985,601)	(2,453,734)	(1,194,337)
Gross profit	1,648,139	2,775,231	1,696,345
Operating expenses:
General and administrative expenses	(91,391)	(635,522)	(176,235)
IPO related expenses	0
Total operating expenses	(91,391)	(635,522)	(176,235)
Income (loss) from operations	1,556,748	2,139,709	1,520,110
Other income (loss):
Other income	94,514	58,664	45
Interest expense	(14,070)	(32,336)	(38,269)
Other expense	0	0	(15,859)
Total other (loss) income	80,444	26,328	54,083
Income (loss) before tax expense	1,637,192	2,166,037	1,466,027
Income tax expense	0	118,681	167,072
Net income (loss)	1,637,192	2,047,356	1,298,955
Interest expense	14,070	32,336	38,269
Income tax expense	0	(118,681)	(167,072)
Software services rendered [Member]
Revenue	1,053,185	1,238,435	1,288,618
Cost of revenues	(258,885)	(455,891)	(658,414)
Gross profit	794,300	782,544	630,204
Operating expenses:
General and administrative expenses	(4,369,709)	(3,884,373)	(2,093,068)
IPO related expenses	0
Total operating expenses	(4,369,709)	(3,884,373)	(2,093,068)
Income (loss) from operations	(3,575,409)	(3,101,829)	(1,462,864)
Other income (loss):
Other income	163,606	232,677	389,968
Interest expense	(168,976)	(98,532)	(118,878)
Other expense	(18,678)	(5,946)	(39,835)
Total other (loss) income	24,048	128,199	231,255
Income (loss) before tax expense	(3,599,457)	(2,973,630)	(1,231,609)
Income tax expense	11,024	0	0
Net income (loss)	(3,610,481)	(2,973,630)	(1,231,609)
Interest expense	168,976	98,532	118,878
Income tax expense	(11,024)	0	0
Others [Member]
Revenue	0	42,769	0
Cost of revenues	0	(1,248)	0
Gross profit	0	41,521	0
Operating expenses:
General and administrative expenses	(526,398)	(52,759)	(1,527)
IPO related expenses	(5,003,802)
Total operating expenses	(5,530,200)	(52,759)	(1,527)
Income (loss) from operations	(5,530,200)	(11,238)	(1,527)
Other income (loss):
Other income	7,088	150,000	0
Interest expense	0	0	0
Other expense	(62,410)	0	0
Total other (loss) income	55,322	150,000	0
Income (loss) before tax expense	(5,585,522)	138,762	(1,527)
Income tax expense	12,062	0	0
Net income (loss)	(5,597,584)	138,762	(1,527)
Interest expense	0	0	0
Income tax expense	$ (12,062)	$ 0	$ 0